5. DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Measurement Input Price Volatility [Member]
Fair value assumptions for derviative liabilities	557.60%	383.07%	254.90%
Measurement Input Expected Term [Member]
Fair value assumptions for derviative liabilities	.04 to 3 years	.2 to 4 years	.2 to 7 years
Measurement Input Risk Free Interest Rate [Member]
Fair value assumptions for derviative liabilities	1.86% - 1.96%	1.73% - 1.9%	0.74% - 1.4%
Measurement Input Expected Dividend Rate [Member]
Fair value assumptions for derviative liabilities	0.00%	0.00%	0.00%